Investment Objectives and Goals	Apr. 30, 2026
Airbus SE ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	AIRBUS SE ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Airbus SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Airbus SE in its local market.

Anheuser-Busch InBev SA/NV ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	ANHEUSER-BUSCH INBEV SA/NV ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Anheuser-Busch InBev SA/NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Anheuser-Busch InBev SA/NV in its local market.

Argenx SE ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	ARGENX SE ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The argenx SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of argenx SE in its local market.

Arm Holdings PLC ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	ARM HOLDINGS PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Arm Holdings PLC ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Arm Holdings PLC in its local market.

ASE Technologies Holding co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	ASE TECHNOLOGIES HOLDING CO. LTD. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The ASE Technologies Holding Co. Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of ASE Technologies Holding Co. Ltd. in its local market.

ASML Holding NV ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	ASML HOLDING NV ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The ASML Holding NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of ASML Holding NV in its local market.

Banco Santander S.A. ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	BANCO SANTANDER S.A. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Banco Santander S.A. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Banco Santander S.A. in its local market.
Barclays PLC ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	BARCLAYS PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Barclays PLC ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Barclays PLC in its local market.

Bayer AG ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	BAYER AG ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Bayer AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayer AG in its local market.

Bayerische Motoren Werke AG ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	BAYERISCHE MOTOREN WERKE AG ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Bayerische Motoren Werke AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Bayerische Motoren Werke AG in its local market.

BP p.l.c. ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	BP P.L.C. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BP p.l.c. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of BP p.l.c. in its local market.
British American Tobacco p.l.c. ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	BRITISH AMERICAN TOBACCO P.L.C. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The British American Tobacco p.l.c. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of British American Tobacco p.l.c. in its local market.

Deutsche Telekom AG ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	DEUTSCHE TELEKOM AG ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Deutsche Telekom AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Deutsche Telekom AG in its local market.

Diageo plc ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	DIAGEO PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Diageo plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Diageo plc in its local market.
GSK plc ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	GSK PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GSK plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of GSK plc in its local market.
Haleon plc ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	HALEON PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Haleon plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Haleon plc in its local market.

Heineken NV ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	HEINEKEN NV ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Heineken NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Heineken NV in its local market.

Hermes International SA ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	HERMES INTERNATIONAL SA ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Hermes International SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hermes International SA in its local market.

Hitachi Ltd. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	HITACHI LTD. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Hitachi Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Hitachi Ltd. in its local market.

Honda Motor Co. LTd. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	HONDA MOTOR CO. LTD. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Honda Motor Co. Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Honda Motor Co. Ltd. in its local market.

HSBC Holdings plc ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	HSBC HOLDINGS PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The HSBC Holdings plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of HSBC Holdings plc in its local market.
ING Groep NV ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	ING GROEP NV ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The ING Groep NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of ING Groep NV in its local market.

L'Oreal SA ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	L’OREAL SA ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The L’Oreal SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of L’Oreal SA in its local market.

Lloyds Banking Group plc ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	LLOYDS BANKING GROUP PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Lloyds Banking Group plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Lloyds Banking Group plc in its local market.

LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	LVMH MOET HENNESSY LOUIS VUITTON SE ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The LVMH Moet Hennessy Louis Vuitton SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of LVMH Moet Hennessy Louis Vuitton SE in its local market.

Mitsubishi UFJ Financial Group, Inc. ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	MITSUBISHI UFJ FINANCIAL GROUP, INC. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Mitsubishi UFJ Financial Group, Inc. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Mitsubishi UFJ Financial Group, Inc. in its local market.

Mizuho Financial Group Inc. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	MIZUHO FINANCIAL GROUP INC. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Mizuho Financial Group Inc. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Mizuho Financial Group Inc. in its local market.

National Grid plc ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	NATIONAL GRID PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The National Grid plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of National Grid plc in its local market.

Nestle SA ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	NESTLE SA ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Nestle SA ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Nestle SA in its local market.

NOVARTIS AG ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	NOVARTIS AG ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Novartis AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Novartis AG in its local market.

Novo Nordisk A/S (B Shares) ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	NOVO NORDISK A/S (B SHARES) ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Novo Nordisk A/S (B Shares) ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Novo Nordisk A/S (B Shares) in its local market.

Rio Tinto plc ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	RIO TINTO PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Rio Tinto plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Rio Tinto plc in its local market.

Roche Holding AG ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	ROCHE HOLDING AG ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Roche Holding AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Roche Holding AG in its local market.

SANOFI ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	SANOFI ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Sanofi ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Sanofi in its local market.
SAP SE ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	SAP SE ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SAP SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of SAP SE in its local market.
Shell plc ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	SHELL PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Shell plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Shell plc in its local market.
Siemens AG ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	SIEMENS AG ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Siemens AG ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Siemens AG in its local market.

Silicon Motion Technology Corp. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	SILICON MOTION TECHNOLOGY CORP. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Silicon Motion Technology Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Silicon Motion Technology Corp. in its local market.

Softbank Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	SOFTBANK GROUP CORP. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Softbank Group Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Softbank Group Corp. in its local market.

Sony Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	SONY GROUP CORP. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Sony Group Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Sony Group Corp. in its local market.

STMicroelectronics NV ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	STMICROELECTRONICS NV ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The STMicroelectronics NV ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of STMicroelectronics NV in its local market.

Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Taiwan Semiconductor Manufacturing Co. Ltd. in its local market.

TotalEnergies SE ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	TOTALENERGIES SE ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The TotalEnergies SE ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of TotalEnergies SE in its local market.

Toyota Motor Corporation ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	TOYOTA MOTOR CORPORATION ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Toyota Motor Corporation ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Toyota Motor Corporation in its local market.

Unilever PLC ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	UNILEVER PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Unilever PLC ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Unilever PLC in its local market.

United Microelectronics Corp. ADRhedged(TM)
Prospectus [Line Items]
Risk/Return [Heading]	UNITED MICROELECTRONICS CORP. ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The United Microelectronics Corp. ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of United Microelectronics Corp. in its local market.

Vodafone Group Plc ADRhedged
Prospectus [Line Items]
Risk/Return [Heading]	VODAFONE GROUP PLC ADRhedged™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Vodafone Group Plc ADRhedged™ (the “Series”) seeks to provide investment results that correspond generally, before fees and expenses, to the total return of the ordinary shares of Vodafone Group Plc in its local market.